Note 21 - Subsequent Events (Details Textual) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Jan. 24, 2020	Jan. 16, 2020	Jan. 03, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Feb. 18, 2020	Feb. 13, 2020
Proceeds From Sale Vessels				$ 21,235	$ 13,595	$ 26,951
Subsequent Event [Member] | Rena Maritime Co., Finch Shipping Co. and Joyner Carriers S.A. [Member] | Loans Payable [Member]
Repayments of Long-term Debt, Total	$ 1,385
Subsequent Event [Member] | Loan Agreement to Partially Finance the Acquisition of Volans, Vulpecula, Vela and JPO Virgo [Member] | Loans Payable [Member]
Debt Agreement, Maximum Borrowing Capacity								$ 30,000
Debt Instrument, Face Amount							$ 30,000
Subsequent Event [Member] | Neapolis [Member]
Proceeds From Sale Vessels		$ 3,051
Subsequent Event [Member] | Series B Preferred Stock [Member]
Dividends Payable, Amount Per Share			$ 0.476563
Dividends Payable, Date Declared			Jan. 03, 2020
Dividends Payable, Date to be Paid			Jan. 15, 2020
Dividends Payable, Date of Record			Jan. 14, 2020
Subsequent Event [Member] | Series C Preferred Stock [Member]
Dividends Payable, Amount Per Share			$ 0.53125
Dividends Payable, Date Declared			Jan. 03, 2020
Dividends Payable, Date to be Paid			Jan. 15, 2020
Dividends Payable, Date of Record			Jan. 14, 2020
Subsequent Event [Member] | Series D Preferred Stock [Member]
Dividends Payable, Amount Per Share			$ 0.546875
Dividends Payable, Date Declared			Jan. 03, 2020
Dividends Payable, Date to be Paid			Jan. 15, 2020
Dividends Payable, Date of Record			Jan. 14, 2020
Subsequent Event [Member] | Series E Preferred Stock [Member]
Dividends Payable, Amount Per Share			$ 0.554688
Dividends Payable, Date Declared			Jan. 03, 2020
Dividends Payable, Date to be Paid			Jan. 15, 2020
Dividends Payable, Date of Record			Jan. 14, 2020
Subsequent Event [Member] | Common Stock [Member]
Dividends Payable, Amount Per Share			$ 0.10
Dividends Payable, Date Declared			Jan. 03, 2020
Dividends Payable, Date to be Paid			Feb. 05, 2020
Dividends Payable, Date of Record			Jan. 21, 2020